COLT SECURITIZATION DEPOSITOR, LLC ABS-15G

Exhibit 99.26

Data Compare
Run Date - 06/02/2026 11:47:57 AM

Evolve Loan ID	Customer Loan ID	Deal ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXXX	XXXX	4350120970	XXXX	Doc Type	Alternative	Bank Statement	12 mo Bank Statements
XXXX	XXXX	4350120971	XXXX	Doc Type	Alternative	Bank Statement	N/A 12 MONTHS BANK STATEMENTS USED
XXXX	XXXX	4350120971	XXXX	Property Zip	XXXX	XXXX	Verified
XXXX	XXXX	4350120971	XXXX	QM Status	Exempt	Non-QM	Verified
XXXX	XXXX	4350120971	XXXX	Self-Employment Flag	N	Y	N/A 12 MONTHS BANK STATEMENTS USED